Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

Note 3. Goodwill and Other Intangible Assets

     The carrying amount of goodwill, by reporting unit and reportable segment, as of both March 31, 2012 and December 31, 2011 is as follows:

Reporting Unit and Segment

AMC	$34,251
WE tv	5,214
IFC	13,582
Sundance Channel	28,930
Total National Networks	81,977

AMC Networks Broadcasting & Technology	1,196
Total International and Other	1,196
$83,173

The following tables summarize information relating to the Company's identifiable intangible assets:

	March 31, 2012
	Gross	Accumulated Amortization	Net
Amortizable intangible assets:
Affiliation agreements and affiliate relationships	$911,357	$(655,269)	$256,088
Advertiser relationships	74,533	(64,848)	9,685
Other amortizable intangible assets	644	(423)	221
Total amortizable intangible assets	986,534	(720,540)	265,994
Indefinite-lived intangible assets:
Trademarks	19,900	-	19,900
Total intangible assets	$1,006,434	$(720,540)	$285,894

	December 31, 2011
	Gross	Accumulated Amortization	Net
Amortizable intangible assets:
Affiliation agreements and affiliate relationships	$911,357	$(637,394)	$273,963
Advertiser relationships	103,723	(92,166)	11,557
Other amortizable intangible assets	644	(391)	253
Total amortizable intangible assets	1,015,724	(729,951)	285,773
Indefinite-lived intangible assets:
Trademarks	19,900	-	19,900
Total intangible assets	$1,035,624	$(729,951)	$305,673

     During the three months ended March 31, 2012, the Company retired $29,190 of fully amortized advertiser relationships.

     Aggregate amortization expense for amortizable intangible assets for the three months ended March 31, 2012 and 2011 was $19,777 and $19,778, respectively. The Company expects its aggregate amortization expense for existing intangible assets subject to amortization to be as follows:

Years Ending December 31,
2012	$64,436
2013	31,678
2014	9,765
2015	9,746
2016	9,746

Impairment of Goodwill and Identifiable Indefinite-Lived Intangible Assets

     In accordance with the accounting guidance adopted on January 1, 2012, the annual goodwill impairment test allows for the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An entity may choose to perform the qualitative assessment on none, some or all of its reporting units or an entity may bypass the qualitative assessment for any reporting unit and proceed directly to step one of the quantitative impairment test. If it is determined, on the basis of qualitative factors, that the fair value of a reporting unit is, more likely than not, less than its carrying value, the quantitative impairment test is required. The quantitative impairment test is a two-step process. The first step compares the carrying amount of a reporting unit, including goodwill, with its fair value utilizing an enterprise-value based approach. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of the goodwill impairment loss, if any. The second step compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill that would be recognized in a business combination.

     In assessing the recoverability of goodwill and other long-lived assets, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the respective assets. These estimates and assumptions could have a significant impact on whether an impairment charge is recognized and also the magnitude of any such charge. Fair value estimates are made at a specific point in time, based on relevant information. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Estimates of fair value are primarily determined using discounted cash flows and comparable market transactions. These valuations are based on estimates and assumptions including projected future cash flows, discount rate and determination of appropriate market comparables and determination of whether a premium or discount should be applied to comparables. These valuations also include assumptions for the projected number of subscribers and the projected average rates per basic and viewing subscribers and growth in fixed price contractual arrangements used to determine affiliation fee revenue, access to program rights and the cost of such program rights, amount of programming time that is advertiser supported, number of advertising spots available and the sell through rates for those spots, average fee per advertising spot and operating margins, among other assumptions. If these estimates or material related assumptions change in the future, we may be required to record impairment charges related to our long-lived assets.

     The impairment test for identifiable indefinite-lived intangible assets consists of a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Significant judgments inherent in a valuation include the selection of appropriate discount and royalty rates, estimating the amount and timing of estimated future cash flows and identification of appropriate continuing growth rate assumptions. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible assets.

     Based on the Company's annual impairment test for goodwill and identifiable indefinite-lived intangible assets during the first quarter of 2012, no impairment charge was required for any of the reporting units. The Company performed a qualitative assessment for the AMC, WE tv, IFC and AMC Networks Broadcasting and Technology reporting units, which included, but was not limited to, consideration of the historical significant excesses of the estimated fair value of each reporting unit over its respective carrying value (including allocated goodwill), macroeconomic conditions, industry and market considerations, cost factors and historical and projected cash flows. The Company performed a quantitative assessment for the Sundance Channel reporting unit. Based on the quantitative assessment, if the fair value of the Sundance Channel reporting unit decreased by 11%, the Company would be required to perform step-two of the quantitative assessment.

     The Company's indefinite-lived trademark intangible assets relate to Sundance Channel trademarks, which were valued using a relief-from-royalty method in which the expected benefits are valued by discounting estimated royalty revenue over projected revenues covered by the trademarks. In order to evaluate the sensitivity of the fair value calculations for the Company's identifiable indefinite-lived intangible assets, the Company applied a hypothetical 20% decrease to the estimated fair value of the identifiable indefinite-lived intangible assets. This hypothetical decrease in estimated fair value would not result in an impairment.

Note 7. Intangible Assets

     The following table summarizes information relating to the Company's acquired intangible assets at December 31, 2011 and December 31, 2010:

	December 31,
			Estimated	WeightedAverage
	2011	2010	Useful Lives	Remaining Useful Life
Gross carrying amount of amortizable intangible assets

Affiliation agreements and affiliate relationships	$911,357	$911,357	4 to 25 years	17 years
Advertiser relationships	103,723	103,723	3 to 10 years	2 years
Other amortizable intangible assets	644	24,840	4 to 10 years	2 years
	1,015,724	1,039,920		16 years
Accumulated amortization
Affiliation agreements and affiliate relationships	(637,394)	(565,893)
Advertiser relationships	(92,166)	(84,684)
Other amortizable intangible assets	(391)	(24,461)
	(729,951)	(675,038)
Amortizable intangible assets, net of
accumulated amortization	285,773	364,882

Indefinite-lived intangible assets
Trademarks	19,900	19,900
Goodwill	83,173	83,173
Total intangible assets, net	$388,846	$467,955

Aggregate amortization expense
Years ended December 31, 2011 and 2010	$79,109	$86,650

During 2011, the Company retired $24,196 of fully amortized other amortizable intangible assets.

     The Company expects its aggregate annual amortization expense for existing intangible assets subject to amortization for each year from 2012 through 2016 to be as follows:

Years Ending December 31,
2012	$64,436
2013	31,678
2014	9,765
2015	9,746
2016	9,746

     The Company has historically been able to renew affiliation agreements upon expiration and has factored its experience with such renewals in estimating the future cash flows associated with its affiliation agreements and affiliate relationship intangible assets.

There were no accumulated impairment losses related to goodwill for any periods as of December 31, 2011.